Commitments and contingencies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($) period	Dec. 31, 2019 USD ($)	Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Reinvestment plan term		3 years
Percentage of gross sales of restaurants		5.00%
Initial royalty period		10 years
Number of subsequent payment periods | period		2
Percentage of gross sales on advertising and promotion activities		5.00%	5.00%
Required minimum fixed charge coverage ratio		1.50
Maximum leverage ratio		4.25
Provision for contingencies		$ 26,948	$ 26,158
Provision for contingencies, current		2,024	2,035
Provision for contingencies, noncurrent		24,924	24,123
Provision related to claims covered by indemnification agreement		$ 1,259	$ 1,612
Covid-19 Pandemic
Line of Credit Facility [Line Items]
Percentage of gross sales on advertising and promotion activities		4.00%
Scenario, Forecast
Line of Credit Facility [Line Items]
Percentage of gross sales of restaurants	5.30%
Standby Letters of Credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount		$ 80,000
Puerto Rican Franchisees Lawsuit
Line of Credit Facility [Line Items]
Damage sought		66,700
Puerto Rico Owner Operator's Association
Line of Credit Facility [Line Items]
Damage sought		$ 31,000		$ 30,000
Next Five Years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)		6.00%
Subsequent period of the agreement		5 years
Last Five Years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)		7.00%
Subsequent period of the agreement		5 years
Credit Suisse
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)		4.0
Credit Suisse | Standby Letters of Credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount		$ 45,000
Itau Unibanco S.A | Standby Letters of Credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount		$ 15,000
JP Morgan S.A.
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)		4.5
JP Morgan S.A. | Standby Letters of Credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount		$ 20,000
Minimum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss		226,000
Maximum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss		$ 249,000